Summary of Significant Accounting Policies - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 CAD ($) plan	Dec. 31, 2021 CAD ($)
Summary Of Significant Accounting Policies [Abstract]
Cash equivalents | $	$ 9,501	$ 39,902
Number of plans | plan	1
Maximum option expiration term	10 years